Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before provision for income taxes	$ 529	$ (848)	$ 128
United Kingdom statutory tax rate (as a percent)	19.00%	19.00%	19.00%
Statutory tax expense (benefit)	$ 100	$ (161)	$ 24
Change in valuation allowances	125	128	1
Italy regional tax (“IRAP”) and state taxes	41	9	23
Non-deductible expenses	25	2	2
Base erosion and anti-abuse (“BEAT”) tax	17	13	31
Foreign tax and statutory rate differential	17	(14)	3
Foreign tax expense, net of U.S. federal benefit	11	10	14
Provision to return	6	0	0
GILTI tax	5	3	5
Non-deductible goodwill impairment	0	56	19
Change in unrecognized tax benefits	0	1	7
Non-taxable gains on investments	0	0	(6)
Italian allowance for corporate equity	(3)	(4)	(2)
Non-taxable foreign exchange gain	(11)	0	(4)
Italian patent box tax benefit	(27)	0	0
Tax law changes	(38)	(20)	0
Other	5	4	15
Provision for income taxes	$ 274	$ 28	$ 131
Effective tax rate (as a percent)	51.80%	(3.30%)	102.10%